Report Of The Directors Financial Review Risk Report - Non-trading VaR 99% 1 Day (Details) - Non-trading portfolios - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 247.8	$ 130.5
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	190.7	84.5
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	274.6	132.8
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	79.7	60.9
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	166.6	96.2
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	150.2	65.9
Interest rate | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	196.4	100.1
Interest rate | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	59.0	49.2
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	87.0	62.5
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	82.5	44.2
Credit spread | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	133.4	81.2
Credit spread | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	44.2	26.6
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(5.7)	(28.2)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (42.0)	$ (25.6)